Other Current Liabilities (Details)	1 Months Ended			3 Months Ended	12 Months Ended
	Oct. 31, 2022 USD ($)	Sep. 30, 2022 USD ($) shares	Aug. 31, 2022 USD ($) shares	Mar. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($)	Mar. 31, 2023 CNY (¥) shares	Dec. 31, 2021 CNY (¥)
Other Current Liabilities
Accrued payroll and employee-related costs					¥ 88,469,812		¥ 71,949,080	¥ 47,194,542
Payable for acquisition of property and equipment					139,578,631		132,515,365	172,981,034
Guarantee deposits					11,695,000		8,765,000	6,620,000
Accrued marketing expenses					11,901,810		9,991,675	10,639,627
Sundry taxes payable					6,707,784		6,256,685	2,329,431
Accrued professional service fee					9,076,767		27,425,713	8,205,320
Accrued offering costs					4,039,468		5,909,662	9,164,827
Accrued rental expenses					4,242,805			3,210,387
Other accrual expenses					34,742,278		49,126,885	25,733,407
Total other current liabilities					310,454,355		¥ 311,940,065	¥ 286,078,575
Service fees | $	$ 1,000,000	$ 2,000,000	$ 3,000,000	$ 2,000,000
Fair value of the options granted					¥ 4,039,468	$ 580,000
Ordinary shares, issued | shares		200,000	200,000		149,181,538		160,648,112